Balance Sheet (USD $)	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 361,633	$ 501,203
Total current assets	361,633	501,203
Fixed Assets
Computer Equipment	7,704	7,704
Total Fixed Assets	7,704	7,704
Less Accumulated Depreciation	1,504	1,119
Net Fixed Assets	6,200	6,585
Other Assets
Mining Claims	7,225,000	7,225,000
Other assets (restated)	0	0
Total Other Assets	7,225,000	7,225,000
Total assets	7,592,833	7,732,788
Current liabilities:
Accounts payable and accrued expenses	25,235	29,909
Accrued taxes		0
Convertible Debentures Current portion (restated)		0
Total current liabilities	25,235	29,909
Long-term liabilities:
Convertible Debentures (restated)	419,201	451,108
Total long-term liabilities	419,201	451,108
Total liabilities	444,436	481,017
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 150,000,000 authorized, 82,448,529, 71,724,104 and 67,277,224 shares issued and outstanding, respectively	82,449	71,724
Capital in excess of par value (restated)	9,919,022	9,387,787
Deficit accumulated during the development stage	(2,853,074)	(2,207,740)
Total stockholders' equity	7,148,397	7,251,771
Total liabilities and stockholders' deficit	$ 7,592,833	$ 7,732,788